Reconciliation of Financial Statements to form 5500 - Summary of Reconciliation of Net Assets Available for Benefits (Details) - EBP 001 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Net assets available for benefits per the financial statements	$ 259,357,642	$ 245,348,884
Loans deemed as distributed	(68,532)	(1,150,456)
Net assets available for benefits per the Form 5500	$ 259,289,110	$ 244,198,428